Trademarks, Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
3. Trademarks, Goodwill and Other Intangibles

Trademarks, and other intangibles, net consist of the following:

	December 31, 2013	December 31, 2012
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(1,192,000)	(665,000)
Net carrying amount	$45,308,000	$45,835,000

The following table presents amortization expense for licensing agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2014	279,000	529,000
December 31, 2015	-	279,000

Amortization expense for intangible assets for the years ended December 31, 2013 and 2012 is $527,000 and $527,000, respectively. The Isaac Mizrahi Brand Trademarks and related goodwill have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's consolidated statements of operations.

The Company has $12,371,000 of goodwill that represents the excess of the purchase price over the fair value of net assets acquired accounted for under the acquisition method of accounting relating to the acquisition of the Isaac Mizrahi Business. There was no change in goodwill during the Current Year.